SHARE-BASED PAYMENTS (Details) - Narrative	12 Months Ended
	Dec. 31, 2021 GBP (£) share £ / shares	Dec. 31, 2020 GBP (£) £ / shares	Dec. 31, 2019 GBP (£)
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Charges to income statement in respect of share-based payment schemes	£ 229,000,000	£ 181,000,000	£ 337,000,000
Fixed share awards
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	8,320,948	13,975,993
Vesting period	5 years
Percent of shares to be released each year (in percent)	20.00%
SAYE
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Maximum monthly scheme savings	£ 500
Time period to use savings	6 months
Discounted market price of shares (in percent)	80.00%
Weighted average exercise price, vested (in GBP per share) | £ / shares	£ 0.47	£ 0.61
Weighted average remaining contractual life of outstanding share options	2 years 5 months 15 days	2 years 11 months 23 days
Weighted average fair value at measurement date, share options granted (in GBP per share)	£ 0.09	£ 0.05
SAYE | Bottom of range
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Contract term	3 years
SAYE | 2020 Plan
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Discounted market price of shares (in percent)	90.00%
Lloyds Banking Group executive share plan 2003
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average exercise price, vested (in GBP per share) | £ / shares	£ 0.44	£ 0.36
Weighted average remaining contractual life of outstanding share options	4 years 3 months 18 days	4 years 1 month 6 days
Weighted average fair value at measurement date, share options granted (in GBP per share)	£ 0.45	£ 0.33
Lloyds Banking Group long-term incentive plan
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average fair value at measurement date, share options granted (in GBP per share)		0.28
Performance period for vesting	3 years
Number of shares to be awarded, percentage of annual salary	300.00%
Number of shares to be awarded in exceptional circumstances, percentage of annual salary	400.00%
Lloyds Banking Group long-term incentive plan | 2017
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Awards vesting rate (in percent)	33.75%
Lloyds Banking Group long-term incentive plan | 2018
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Awards vesting rate (in percent)	41.80%
Lloyds Banking Group long term share plan
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average fair value at measurement date, share options granted (in GBP per share)			£ 0.36
Chief Financial Officer buyout
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Number of options, granted (in shares)			4,086,632
Group Chief Executive buyout
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average fair value at measurement date, share options granted (in GBP per share)			£ 0.40
Number of options, granted (in shares) | share	8,301,708
Free share awards
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Maximum employer contribution to free shares scheme	£ 3,600
Employer contribution to free shares scheme	£ 1,017	£ 676
Number of other equity instruments granted in share-based payment arrangement (in shares)	67,658,976	45,612,424
Weighted average fair value at date of award of shares awarded To under matching shares scheme (in GBP per share)	£ 0.42	£ 0.30
Free share awards | Bottom of range
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Contract term	3 years
Matching shares
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	46,621,026	62,262,140
Weighted average fair value at date of award of shares awarded To under matching shares scheme (in GBP per share)	£ 0.44	£ 0.34
Maximum employer contribution to matching shares scheme	£ 45